Organization and Basis of Presentation (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) company	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) company	Dec. 31, 2021 USD ($) company	May 31, 2023 USD ($)	Nov. 29, 2021 shareholder	Oct. 20, 2021
Schedule of Investments [Line Items]
Number of shareholders | shareholder						3
Number of companies owned | company	14		14
Net loss	$ 5,769,143	$ 3,999,560	$ 12,875,313	$ 19,483,138
Net cash flow used in operations	32,242	$ 5,900,762	19,578,196	25,423,742
Working capital	4,000,000.0		15,600,000
Maximum borrowing capacity			33,000,000.0
Line of credit, current portion	8,970,460		7,426,814	$ 4,473,489
Number of operating companies acquired | company				6
Global Autonomous Corporation
Schedule of Investments [Line Items]
Ownership percentage		71.43%
Two Lines Of Credit Maturing 2023
Schedule of Investments [Line Items]
Business combination, contingent consideration, liability, current			7,500,000
Two Lines Of Credit Maturing 2023 | Line of Credit
Schedule of Investments [Line Items]
Line of credit, current portion			8,000,000
Identified Technologies Corporation
Schedule of Investments [Line Items]
Voting interest acquired (as a percent)							100.00%
Revolving Credit Facility
Schedule of Investments [Line Items]
Maximum borrowing capacity					$ 2,500,000
Revolving Credit Facility | Line of Credit
Schedule of Investments [Line Items]
Maximum borrowing capacity	33,000,000.0
Remaining borrowing capacity	3,800,000		3,800,000
Revolving Credit Facility | Four Revolving Lines of Credit | Line of Credit
Schedule of Investments [Line Items]
Maximum borrowing capacity	33,000,000		33,000,000.0
Revolving Credit Facility | Capital Expenditure Line of Credit | Line of Credit
Schedule of Investments [Line Items]
Maximum borrowing capacity	$ 100,000		$ 500,000